CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Apr. 30, 2012	$ (5,278)	$ 38	$ (1,252)	$ 21,204	$ (25,143)	$ (125)
Balance (in shares) at Apr. 30, 2012		34,529,000	3,236,000
Stock-based compensation	2,376	0	0	2,376	0	0
Exercise of options and warrants	0	0	0	0	0	0
Exercise of options and warrants (in shares)		0	0
Issuance of restricted stock	0	0	0	0	0	0
Issuance of restricted stock (in shares)		50,000	0
Issuance of Anti-Dilutive shares as it relates to 2013 financing	1	1	0	0	0	0
Issuance of Anti-Dilutive shares as it relates to 2013 financing (in shares)		1,064,658	0
Foreign currency translation adjustment	25	0	0	0	0	25
Net loss	(6,330)	0	0	0	(6,330)	0
Balance at Apr. 30, 2013	(9,206)	39	(1,252)	23,580	(31,474)	(100)
Balance (in Shares) at Apr. 30, 2013		35,643,658	3,236,000
Stock-based compensation	2,807	0	0	2,807	0	0
Exercise of options and warrants	21	0	0	21	0	0
Exercise of options and warrants (in shares)		33,750	0
Issuance of restricted stock	0	0	0	0	0	0
Issuance of restricted stock (in shares)		75,000	0
Amendment to Redeemable Stock	16,881	31		16,851
Amendment to Redeemable Stock (in Shares)		31,133,333
Foreign currency translation adjustment	100	0	0	0	0	100
Net loss	(7,406)	0	0	0	(7,406)	0
Balance at Apr. 30, 2014	$ 3,197	$ 70	$ (1,252)	$ 43,259	$ (38,880)	$ 0
Balance (in Shares) at Apr. 30, 2014		66,885,741	3,236,000